Related parties (Details) $ / shares in Units, shares in Millions		2 Months Ended		12 Months Ended
	Jan. 01, 2022 USD ($)	Feb. 27, 2025 EUR (€)	Feb. 27, 2025 USD ($)	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 GBP (£) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2024 $ / shares
Disclosure of transactions between related parties [line items]
Payments to acquire or redeem entity's shares				€ 118,700,000			€ 170,900,000		€ 26,800,000
Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions				800,000
Outstanding commitments made by entity, related party transactions				1,700,000
Non-Executive Director
Disclosure of transactions between related parties [line items]
Travel expenses reimbursed to related party				300,000			300,000
Travel expenses reimbursed to related party				€ 300,000			€ 300,000
Ordinary shares
Disclosure of transactions between related parties [line items]
Share price (in dollars per share) | $ / shares								$ 16.33		$ 26.23		$ 24.50	$ 17.50
Shares repurchased and canceled | shares				(7.4)	(7.4)	(7.4)	(11.3)	(11.3)
Payments to acquire or redeem entity's shares		€ 44,300,000	$ 45,900,000	€ 119,600,000	$ 129,900,000		€ 170,900,000	$ 185,000,000.0	€ 26,800,000	$ 30,500,000	€ 67,100,000	$ 75,800,000
Mariposa Capital and TOMS Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Advisory Services Agreement, annual fee | $	$ 4
Advisory Services Agreement, expiration notice term	90 days
Advisory Services Agreement, termination term	6 months
Mariposa Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Travel expenses reimbursed to related party				1,800,000			1,900,000
Travel expenses reimbursed to related party				1,800,000			1,900,000
TOMS Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Advisory Services Agreement, annual fee				150,000		£ 130,000
Travel expenses reimbursed to related party				1,800,000			1,900,000
Travel expenses reimbursed to related party				€ 1,800,000			€ 1,900,000